Related parties - Narrative (Details) - EUR (€) € in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Termination benefits		€ 0	€ 1,210	€ 0
Board of Directors and Chief Executive Officer | Key management personnel
Disclosure of transactions between related parties [line items]
Net defined benefit liability	€ 0	€ 0	€ 0	€ 149
Advisor to the Chief Executive Officer | Key management personnel
Disclosure of transactions between related parties [line items]
Total compensation	100
Termination benefits	€ 1,210